LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN EMERGING MARKETS DEBT FUND

July 23, 1998

Dear Shareholder:

From mid-1997 to date, emerging debt markets have experienced turmoil and volatility, due primarily to the Asian crisis which took center stage early in third quarter 1997 and has continued to bring difficulty to emerging markets in general since then.

While the fund's returns were negatively affected by many factors, performance was positively impacted by the portfolio's country allocations. Being underweight Russia and Asia helped performance. Also, being overweight Mexico and Argentina helped boost returns, since these Latin countries outperformed the Emerging Markets Bond Index Plus (EMBI+) during the past six months.

The fund's net asset value per share decreased from $9.76 on December 31, 1997 to $9.17 on June 30, 1998, the end of the reporting period. The fund's total net assets for the six months, ending June 30, 1998 were approximately $12.2 million. The fund began making monthly income distributions totaling approximately $0.42 in income dividends during the period.

The report that follows includes an interview with Kim Conroy, the fund's portfolio manager. This interview is designed to answer commonly asked questions about the fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.

Sincerely yours,

/s/ Ramon de Oliveira                    /s/ Keith M. Schappert

Ramon de Oliveira                        Keith M. Schappert
Chairman of Asset Management Services    President of Asset Management Services
J.P. Morgan & Co. Incorporated           J.P. Morgan & Co. Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS. . . .  1     FUND FACTS AND HIGHLIGHTS. . . . .  5

FUND PERFORMANCE. . . . . . . . .  2     SPECIAL FUND-BASED SERVICES. . . .  6

PORTFOLIO MANAGER Q&A . . . . . .  3     FINANCIAL STATEMENTS . . . . . . .  8
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                         TOTAL RETURNS           AVERAGE ANNUAL TOTAL RETURNS
                                                    ---------------------   ----------------------------
                                                    THREE          SIX      ONE            SINCE
AS OF JUNE 30, 1998                                 MONTHS         MONTHS   YEAR           INCEPTION*
-------------------------------------------------------------------------   ----------------------------
J.P. Morgan Emerging Markets Debt Fund              -6.69%         -1.91%   -3.14%         1.22%

Emerging Markets Bond Index Plus**                  -5.98%         -1.08%    1.40%         6.61%

Lipper Emerging Markets Debt Funds Average          -7.73%         -2.94%   -1.25%         5.56%

* THE FUND COMMENCED OPERATIONS ON APRIL 17, 1997 AND HAS PROVIDED A TOTAL RETURN OF 2.86% FROM THAT DATE THROUGH JUNE 30, 1998. FOR THE PURPOSE OF COMPARISON, THE "SINCE INCEPTION" RETURNS IN THE TABLE ABOVE ARE CALCULATED FROM APRIL 30, 1997, THE FIRST DATE WHEN DATA FOR THE FUND, ITS BENCHMARK, AND ITS LIPPER CATEGORY AVERAGE WERE ALL AVAILABLE.

** THE EMERGING MARKETS BOND INDEX PLUS IS AN UNMANAGED INDEX WHICH TRACKS TOTAL RETURN FOR EXTERNAL CURRENCY-DENOMINATED DEBT (BRADY BONDS, LOANS, EUROBONDS, AND U.S. DOLLAR-DENOMINATED LOCAL MARKET INSTRUMENTS) IN EMERGING MARKETS. THE EMERGING MARKETS BOND INDEX PLUS DOES NOT INCLUDE FEES OR OPERATING EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN REIMBURSED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

The following is an interview with KIM CONROY, VICE PRESIDENT, the portfolio manager for the Emerging Markets Debt Portfolio. Ms. Conroy joined Morgan in 1993 and joined J.P. Morgan Investment Management in 1997, where she manages those funds that are benchmarked against the Emerging Markets Bond Index Plus (EMBI+). Ms. Conroy has worked in J.P. Morgan's Global Credit Group, where she managed the Emerging Markets Open Market portfolio of Latin and Asian debt and derivative assets. She received her BA from Dartmouth University and her MBA from Columbia Business School. This interview was conducted on July 9, 1998 and reflects Kim's views on that date.

COULD YOU GIVE US A BRIEF OVERVIEW OF EMERGING MARKETS DURING THE PAST SIX
MONTHS?

KC: Global economic and political turmoil resulted in some difficult months recently for emerging markets. Asian markets showed continued volatility during the second quarter of this year, due in part to increased political upheaval, such as in Indonesia, where civil unrest lead to Suharto's resignation, or in India, where the testing of several atomic bombs triggered sanctions. The area least hit by these events was Latin America, which did well relative to the other regions.

WHILE THE FUND UNDERPERFORMED ITS BENCHMARK, THE EMBI+, IT FARED BETTER THAN DID MANY COMPETITORS' FUNDS. PLEASE DISCUSS THE FACTORS THAT POSITIVELY AND NEGATIVELY AFFECTED THE FUND'S PERFORMANCE OVER THE LAST SIX MONTHS.

KC: The fund underperformed the EMBI+ benchmark by roughly 83 basis points. However, a number of our competitors underperformed the EMBI+ benchmark more severely. While performance was hurt by several factors, we benefitted from our country allocations. Being underweight Russia, which hovers on the brink of a devaluation or debt restructuring and has delivered a return of -17.49% year to date, helped performance. In addition, our decision to overweight Mexico and Argentina boosted our returns, since these Latin countries outperformed the EMBI+. Our underweight in Asia also added value to the fund's performance this period.

The factor which contributed most significantly to the fund's underperformance was being long spread duration in a market which sold off in the latter half of the quarter. The sell-off was a result of growing concerns about the severity of the Asian crisis, Russia's severe liquidity crunch and Japan's unwillingness and/or inability to tackle its banking crisis. Our performance was also hurt by being underweight Brady bonds, which are collateralized with U.S. Treasuries; these bonds outperform in a down market. And, while the Latin American markets have generally held up amidst this global turmoil, our overweight in Peru hurt us. In the sell-off, some of our out-of-index bets, most notably corporate positions, traded down more than the sovereign bonds. Generally, emerging market corporates trade poorly in times of high volatility.

HOW WILL YOU POSITION THE FUND FOR THE REMAINDER OF 1998?

KC: At the moment, we are neutral spread duration. We remain underweight Venezuela and Ecuador, countries which have not made sufficient spending cuts to compensate for the drop in the price of oil. Before we look to lengthen our spread duration, we will need to see signs of progress on the restructuring of Japan's banking sector and a more enduring solution to Russia's liquidity problem.

WHAT ADVICE WOULD YOU OFFER INVESTORS ON EMERGING MARKETS IN THE MONTHS AHEAD?

KC: With the EMBI+ spread around roughly 12.0%, we believe emerging market debt offers good value, based on our belief that none of the bonds in the index will default. However, the lower commodity prices and concerns about Asia's (in particular, Japan's) recovery will continue to keep our spreads volatile.

In addition to offering investors good value, we believe the fund offers access to the volatile yet potentially high-yielding global markets, as well as a way to diversify assets. Given these benefits, we believe the fund offers high total return potential to investors who are willing to assume a moderate-to-high level of commensurate risk.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Emerging Markets Debt Fund seeks to provide a high total return from a portfolio of fixed income securities of emerging markets issuers. It is designed for investors who seek exposure to emerging markets debt in their investment portfolios. As an international investment, the fund is subject to foreign political and currency risks, in addition to market risk.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
4/17/97

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 6/30/98
$12,213,260

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 6/30/98
$12,258,494

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/18/98


EXPENSE RATIO
The fund's current annualized expense ratio of 1.25% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF JUNE 30, 1998

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

BRAZIL                             26.2%

ARGENTINA                          20.7%

MEXICO                             19.6%

RUSSIA                              5.3%

VENEZUALA                           3.4%

BULGARIA                            2.8%

PERU                                2.4%

SOUTH K0REA                         2.0%

TURKEY                              1.1%

OTHER                               7.2%

U.S. DOLLAR (SHORT-TERM)            9.3%

30-DAY SEC YIELD
8.39%*

DURATION
5.3 years

* YIELD REFLECTS THE REIMBURSEMENT OF CERTAIN EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, YIELD WOULD HAVE BEEN LOWER.

SPECIAL FUND-BASED SERVICES

PIERPONT ASSET ALLOCATION SERVICE (PAAS)
For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

- create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives.

- make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends.

-    make investments through the diversified family of J.P. Morgan Funds.

PAAS is available to clients who invest a minimum of $500,000 in the J.P. Morgan Funds.

IRA MANAGEMENT SERVICE
As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, the J.P. Morgan Funds provide an excellent way to help you accumulate long-term wealth for retirement.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. MORGAN GUARANTY TRUST COMPANY OF NEW YORK SERVES AS AN INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

The fund invests in foreign securities which are subject to special risks including economic and political uncertainty and currency fluctuations; prospective investors should refer to the fund's prospectus for a discussion of these risks. The fund invests through a master portfolio (another fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN EMERGING MARKETS DEBT FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investment in The Emerging Markets Debt Portfolio
  ("Portfolio"), at value                          $12,233,560
Receivable for Expense Reimbursement                    19,460
Deferred Organization Expenses                          12,765
Receivable for Shares of Beneficial Interest Sold        2,354
                                                   -----------
    Total Assets                                    12,268,139
                                                   -----------
LIABILITIES
Organization Expenses Payable                           13,496
Dividends Payable to Shareholders                        5,273
Payable for Shares of Beneficial Interest
  Redeemed                                               4,477
Shareholder Servicing Fee Payable                        2,650
Administrative Services Fee Payable                        302
Fund Services Fee Payable                                   11
Administration Fee Payable                                   8
Accrued Expenses                                        28,662
                                                   -----------
    Total Liabilities                                   54,879
                                                   -----------
NET ASSETS
Applicable to 1,332,071 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $12,213,260
                                                   -----------
                                                   -----------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $9.17
                                                          ----
                                                          ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $12,999,148
Undistributed Net Investment Income                      6,192
Accumulated Net Realized Loss on Investment           (242,560)
Net Unrealized Depreciation of Investment             (549,520)
                                                   -----------
    Net Assets                                     $12,213,260
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income (Net of Foreign
  Withholding Tax of $22)                                    $ 707,395
Allocated Portfolio Expenses (Net of
  Reimbursement of $25,997)                                    (80,638)
                                                             ---------
    Net Investment Income Allocated from
      Portfolio                                                626,757
FUND EXPENSES
Shareholder Servicing Fee                          $16,128
Transfer Agent Fees                                 12,078
Registration Fees                                   11,608
Printing Expenses                                    6,248
Professional Fees                                    5,654
Administrative Services Fee                          1,895
Amortization of Organization Expenses                1,662
Fund Services Fee                                      203
Administration Fee                                     145
Trustees' Fees and Expenses                            105
Miscellaneous                                        1,674
                                                   -------
    Total Fund Expenses                             57,400
Less: Reimbursement of Expenses                    (57,400)
                                                   -------
NET FUND EXPENSES                                                   --
                                                             ---------
NET INVESTMENT INCOME                                          626,757
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                   (981,114)
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                           86,349
                                                             ---------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $(268,008)
                                                             ---------
                                                             ---------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX      FOR THE PERIOD
                                                   MONTHS ENDED     APRIL 17, 1997
                                                     JUNE 30,      (COMMENCEMENT OF
                                                       1998       OPERATIONS) THROUGH
                                                   (UNAUDITED)     DECEMBER 31, 1997
                                                   ------------   -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    626,757   $          536,699
Net Realized Gain (Loss) on Investment Allocated
  from Portfolio                                       (981,114)             556,473
Net Change in Unrealized Appreciation
  (Depreciation) of Investment Allocated from
  Portfolio                                              86,349             (635,869)
                                                   ------------   -------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                        (268,008)             457,303
                                                   ------------   -------------------
DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income                             (560,582)            (536,699)
In Excess of Net Investment Income                           --              (14,812)
From Net Realized Gain                                       --             (196,090)
                                                   ------------   -------------------
    Total Distributions to Shareholders                (560,582)            (747,601)
                                                   ------------   -------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold      2,796,746           11,902,012
Reinvestment of Dividends and Distributions             537,673              727,589
Cost of Shares of Beneficial Interest Redeemed       (2,270,429)            (361,443)
                                                   ------------   -------------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                             1,063,990           12,268,158
                                                   ------------   -------------------
    Total Increase in Net Assets                        235,400           11,977,860
NET ASSETS
Beginning of Period                                  11,977,860                   --
                                                   ------------   -------------------
End of Period (including undistributed net
  investment income of $6,192 and $0,
  respectively)                                    $ 12,213,260   $       11,977,860
                                                   ------------   -------------------
                                                   ------------   -------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE J.P. MORGAN EMERGING MARKETS DEBT FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                        FOR THE PERIOD
                                                       FOR THE          APRIL 17, 1997
                                                   SIX MONTHS ENDED    (COMMENCEMENT OF
                                                    JUNE 30, 1998     OPERATIONS) THROUGH
                                                     (UNAUDITED)       DECEMBER 31, 1997
                                                   ----------------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $          9.76    $            10.00
                                                   ----------------   -------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.47                  0.58
Net Realized and Unrealized Loss on Investment               (0.64)                (0.05)
                                                   ----------------   -------------------
Total from Investment Operations                             (0.17)                 0.53
                                                   ----------------   -------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income                                   (0.42)                (0.58)
In Excess of Net Investment Income                              --                 (0.02)
From Net Realized Gain                                          --                 (0.17)
                                                   ----------------   -------------------
Total Distributions to Shareholders                          (0.42)                (0.77)
                                                   ----------------   -------------------

NET ASSET VALUE, END OF PERIOD                     $          9.17    $             9.76
                                                   ----------------   -------------------
                                                   ----------------   -------------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                 (1.91%)(a)               5.47%(a)
Net Assets, End of Period (in thousands)           $        12,213    $           11,978
Ratios to Average Net Assets
  Expenses                                                    1.25%(b)               1.25%(b)
  Net Investment Income                                       9.72%(b)               9.71%(b)
  Expenses without Reimbursement                              2.54%(b)               2.40%(b)

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Emerging Markets Debt Fund (the "fund") is a separate series of the J.P. Morgan Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on April 17, 1997. Prior to January 1, 1998, the trust's and the fund's names were The JPM Pierpont Funds and The JPM Pierpont Emerging Markets Debt Fund, respectively.

The fund invests all of its investable assets in The Emerging Markets Debt Portfolio (the "portfolio"), an open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (approximately 99.8% at June 30, 1998). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) The fund incurred organization expenses in the amount of $16,800. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the fund. The fund has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the fund.

   e) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   f) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended June 30, 1998, the fee for these services amounted to $145.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds) invest (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended June 30, 1998, the fee for these services amounted to $1,895.

      In addition, Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 1.25% of the average daily net assets of the fund through April 30, 1999. For the six months ended June 30, 1998, Morgan has agreed to reimburse the fund $57,400 for expenses under this agreement.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the fund. For the six months ended June 30, 1998, the fee for these services amounted to $16,128.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998
--------------------------------------------------------------------------------
      agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $203 for the six months ended June 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of these total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $50.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                   FOR THE SIX      FOR THE PERIOD
                                                   MONTHS ENDED     APRIL 17, 1997
                                                     JUNE 30,      (COMMENCEMENT OF
                                                       1998       OPERATIONS) THROUGH
                                                   (UNAUDITED)     DECEMBER 31, 1997
                                                   ------------   -------------------
Shares sold......................................      284,155             1,188,908
Reinvestment of dividends and distributions......       55,352                74,548
Shares redeemed..................................     (234,064)              (36,828)
                                                   ------------   -------------------
Net Increase.....................................      105,443             1,226,628
                                                   ------------   -------------------
                                                   ------------   -------------------

From time to time, the fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund and portfolio.

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1998, with unaffiliated lenders. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The maximum borrowing under the Agreement is $150,000,000. The Agreement expires on May 27, 1999, however the fund as party to the Agreement will have the ability to extend the Agreement and continue its participation therein for an additional 364 days. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will

J.P. MORGAN EMERGING MARKETS DEBT FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998
--------------------------------------------------------------------------------
approximate market rates. The funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the funds in accordance with procedures established by their respective trustees or directors. There were no outstanding borrowings pursuant to the Agreement at June 30, 1998.

The Emerging Markets Debt Portfolio
Semi-Annual Report June 30, 1998
(The following pages should be read in conjunction with J.P. Morgan Emerging Markets Debt Fund
Semi-Annual Financial Statements)

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

   PRINCIPAL
   AMOUNT{::}                     SECURITY DESCRIPTION                     VALUE
----------------    -------------------------------------------------  -------------
CONVERTIBLE BONDS (1.9%)
MEXICO (1.9%)
$        227,000    Banamex S.A., Callable 07/15/00, (144A), 11.00%
                      due 07/15/03 (cost $237,190)...................  $     230,973
                                                                       -------------
CORPORATE OBLIGATIONS (12.0%)
ARGENTINA (5.2%)
     ARS 100,000    Compania Internacional de Telecommunicaciones,
                      (144A), 10.375% due 08/01/04...................         81,256
         515,000    Telefonica de Argentina, 11.875% due 11/01/04....        553,599
                                                                       -------------
                                                                             634,855
                                                                       -------------
BRAZIL (1.6%)
         220,000    Companhia de Saneamento Basico de Sao Paulo,
                      (144A), 10.00% due 07/28/05....................        191,400
                                                                       -------------
MEXICO (2.6%)
          75,000    Axa S.A. de CV, (144A), 9.00% due 08/04/04.......         69,750
         236,000    Copamex Industrias S.A. de C.V., Series B,
                      Callable 04/30/02, 11.38% due 04/30/04.........        245,440
                                                                       -------------
                                                                             315,190
                                                                       -------------
PHILIPPINES (1.6%)
         200,000    Ce Casecnan Water & Energy, Inc., Series B,
                      Callable, (144A), 11.95% due 11/15/10..........        202,264
                                                                       -------------
TURKEY (1.0%)
         136,000    Pera Financial Services Co., (144A), 9.375% due
                      10/15/02.......................................        122,400
                                                                       -------------
                        TOTAL CORPORATE OBLIGATIONS (COST
                         $1,570,628).................................      1,466,109
                                                                       -------------
SOVEREIGN BONDS (67.5%)
ARGENTINA (13.4%)
      ARS 68,000    City of Buenos Aires, (144A), 10.50% due
                      05/28/04.......................................         57,120
          68,000    Province of Mendoza, (144A), 10.00% due
                      09/04/07.......................................         63,738
         305,964    Republic of Argentina - Bocon, Series PRE2,
                      Callable 08/12/98, 5.635% due 04/01/01(v)......        292,638
         479,750    Republic of Argentina Bearer, FRB, Callable
                      09/30/98, Sinking Fund, 6.625% due
                      03/31/05(v)....................................        424,579
         500,000    Republic of Argentina Global Bonds, 9.75% due
                      09/19/27.......................................        465,000
         320,000    Republic of Argentina Global Bonds, 11.375% due
                      01/30/17.......................................        340,800
                                                                       -------------
                                                                           1,643,875
                                                                       -------------
BRAZIL (21.9%)
         363,148    Republic of Brazil C Bonds, Callable 10/15/98,
                      Sinking Fund, 8.00% due 04/15/14(v)............        267,822
         679,000    Republic of Brazil EI Bonds, Series L, Callable
                      10/15/98, Sinking Fund, 6.625% due
                      04/15/06(v)....................................        559,360
         380,000    Republic of Brazil Global Bonds, 10.125% due
                      05/15/27.......................................        327,940
         948,388    Republic of Brazil MYDFA Trust Certificates,
                      Series REGS, Sinking Fund, 6.563% due
                      09/15/07(v)....................................        767,605
       1,005,000    Republic of Brazil NMB-1994L Bearer, Callable
                      10/15/98, Sinking Fund, 6.688% due
                      04/15/09(v)....................................        768,825
                                                                       -------------
                                                                           2,691,552
                                                                       -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998
--------------------------------------------------------------------------------

   PRINCIPAL
   AMOUNT{::}                     SECURITY DESCRIPTION                     VALUE
----------------    -------------------------------------------------  -------------
BULGARIA (2.5%)
$        180,000    Republic of Bulgaria PDI, FRB, Callable 01/28/99,
                      Sinking Fund, 6.563% due 07/28/11(v)...........  $     128,250
         228,000    Republic of Bulgaria, Series B, Callable
                      01/28/99, 7.063% due 07/28/24(v)...............        174,135
                                                                       -------------
                                                                             302,385
                                                                       -------------
ECUADOR (1.8%)
         389,435    Republic of Ecuador Global Bearer PDI Bonds,
                      Callable 08/28/98, Sinking Fund, 6.625% due
                      02/27/15(v)....................................        223,925
                                                                       -------------
KOREA (1.8%)
         100,000    Republic of Korea, 8.75% due 04/15/03............         94,360
         133,000    Republic of Korea, 8.875% due 04/15/08...........        121,801
                                                                       -------------
                                                                             216,161
                                                                       -------------
MEXICO (13.1%)
         600,000    Banco Nacional de Comercio Exterior SNC, 7.25%
                      due 02/02/04...................................        558,000
         400,000    United Mexican States Global Bonds, 9.875% due
                      01/15/07.......................................        416,000
         318,000    United Mexican States Global Bonds, 11.375% due
                      09/15/16.......................................        354,252
         250,000    United Mexican States Global Bonds, 11.50% due
                      05/15/26.......................................        284,250
                                                                       -------------
                                                                           1,612,502
                                                                       -------------
MOROCCO (1.5%)
         220,000    Government of Morroco - Restructuring &
                      Consolidation Agreement, Series A, Sinking
                      Fund, 6.563% due 01/01/09......................        187,550
                                                                       -------------
PANAMA (1.6%)
         200,000    Republic of Panama, 8.25% due 04/22/08...........        195,000
                                                                       -------------
PERU (2.1%)
         420,000    Republic of Peru PDI, Sinking Fund, 4.00% due
                      03/07/17.......................................        260,400
                                                                       -------------
RUSSIA (4.8%)
         130,000    City of Moscow, (144A), 9.50% due 05/31/00.......        110,338
         250,000    Ministry of Finance Russia, (144A), 12.75% due
                      06/24/28.......................................        222,500
          32,624    Russia IAN, Sinking Fund, 6.625% due 12/15/15....         18,107
         493,000    Russia Principal Loans, Sinking Fund, 6.625% due
                      12/15/20.......................................        234,175
                                                                       -------------
                                                                             585,120
                                                                       -------------
VENEZUELA (3.0%)
         478,000    Republic of Venezuela Global Bonds, 9.25% due
                      09/15/27.......................................        369,972
                                                                       -------------
                        TOTAL SOVEREIGN BONDS (COST $8,756,339)......      8,288,442
                                                                       -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998
--------------------------------------------------------------------------------

   PRINCIPAL
   AMOUNT{::}                     SECURITY DESCRIPTION                     VALUE
----------------    -------------------------------------------------  -------------
U.S. TREASURY OBLIGATIONS (4.0%)
U.S. TREASURY BONDS (1.6%)
$        175,000    United States Treasury Bonds, 6.75% due
                      08/15/26.......................................  $     200,205
                                                                       -------------
U.S. TREASURY STRIPS (2.4%)
       1,100,000    (Principal Only), Due 11/15/21...................        290,411
                                                                       -------------
                        TOTAL U.S. TREASURY OBLIGATIONS (COST
                         $463,430)...................................        490,616
                                                                       -------------
SHORT-TERM INVESTMENTS (4.4%)
EURO DOLLAR TIME DEPOSITS (4.3%)
         526,000    State Street Bank Euro Dollar, 3.0% due
                      7/01/98........................................        526,000
                                                                       -------------
U.S. TREASURY OBLIGATIONS (0.1%)
          10,000    U.S. Treasury Bills, 5.404% due 07/23/98(y)......          9,968
                                                                       -------------
                        TOTAL SHORT-TERM INVESTMENTS (COST
                         $535,968)...................................        535,968
                                                                       -------------
                    TOTAL INVESTMENTS (COST $11,563,555) (89.8%).....     11,012,108
                    OTHER ASSETS IN EXCESS OF LIABILITIES (10.2%)....      1,246,386
                                                                       -------------
                    NET ASSETS (100.0%)..............................  $  12,258,494
                                                                       -------------
                                                                       -------------

------------------------------
Note: Based on the cost of investments of $11,814,151 for Federal Income Tax purposes at June 30, 1998, the aggregate gross unrealized appreciation and depreciation was $30,695 and $832,738, respectively, resulting in net unrealized depreciation of $802,043.

(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

(y) Yield to maturity.

{::} Denominated in USD unless otherwise indicated.

144A - Securities restricted for resale to Qualified Institutional Buyers.

ARS - Argentine Peso.

C - Capitalization.

El - Eligible Interest.

FRB - Floating Rate Bond.

IAN - Interest in Arrears Note.

MYFDA - Multi-Year Refinancing Agreement.

NMB - New Money Bonds.

PDI - Past Due Interest.

USD - United States Dollar.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $11,562,479 )           $11,012,108
Cash                                                    50,489
Foreign Currency at Value (Cost $1,300 )                 1,233
Receivable for Investments Sold                      1,254,204
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                     5,510
Interest Receivable                                    245,826
Deferred Organization Expenses                          11,945
Receivable for Expense Reimbursement                     8,710
Variation Margin Receivable                              3,251
Prepaid Trustees' Fees                                     304
                                                   -----------
    Total Assets                                    12,593,580
                                                   -----------
LIABILITIES
Payable for Investments Purchased                      226,733
Custody Fee Payable                                     48,952
Organization Expenses Payable                           14,200
Advisory Fee Payable                                     7,472
Administrative Services Fee Payable                        304
Fund Services Fee Payable                                   11
Accrued Expenses                                        37,414
                                                   -----------
    Total Liabilities                                  335,086
                                                   -----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $12,258,494
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income (Net of Foreign Withholding Tax
  of $22 )                                                    $ 710,283
EXPENSES
Advisory Fee                                       $ 45,508
Custodian Fees and Expenses                          28,507
Professional Fees and Expenses                       25,666
Printing Expenses                                     2,782
Administrative Services Fee                           1,910
Amortization of Organization Expense                  1,602
Insurance Expense                                       550
Fund Services Fee                                       204
Administration Fee                                      127
Trustees' Fees and Expenses                              61
Miscellaneous                                           398
                                                   --------
    Total Expenses                                  107,315
Less: Reimbursement of Expenses                     (26,049)
                                                   --------
NET EXPENSES                                                     81,266
                                                              ---------
NET INVESTMENT INCOME                                           629,017
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                          (785,958)
  Futures Contracts                                  (1,337)
  Foreign Currency Contracts and Transactions       214,345
                                                   --------
    Net Realized Loss                                          (572,950)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                      (307,130)
  Futures Contracts                                   1,531
  Foreign Currency Contracts and Translations       (19,447)
                                                   --------
    Net Change in Unrealized Depreciation                      (325,046)
                                                              ---------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $(268,979)
                                                              ---------
                                                              ---------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX      FOR THE PERIOD
                                                   MONTHS ENDED      MARCH 7, 1997
                                                     JUNE 30,      (COMMENCEMENT OF
                                                       1998       OPERATIONS) THROUGH
                                                   (UNAUDITED)     DECEMBER 31, 1997
                                                   ------------   -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    629,017   $        8,917,209
Net Realized Loss on Investments, Futures and
  Foreign Currency Contracts and Transactions          (572,950)          (5,256,573)
Net Change in Unrealized Depreciation of
  Investments, Futures and Foreign Currency
  Contracts and Translations                           (325,046)            (225,247)
                                                   ------------   -------------------
    Net Decrease in Net Assets Resulting from
      Operations                                       (268,979)           3,435,389
                                                   ------------   -------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         2,794,392          178,496,163
Withdrawals                                          (2,438,461)        (169,760,010)
                                                   ------------   -------------------
    Net Increase from Investors' Transactions           355,931            8,736,153
                                                   ------------   -------------------
    Total Increase in Net Assets                         86,952           12,171,542
NET ASSETS
Beginning of Period                                  12,171,542                   --
                                                   ------------   -------------------
End of Period                                      $ 12,258,494   $       12,171,542
                                                   ------------   -------------------
                                                   ------------   -------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                       FOR THE           MARCH 7, 1997
                                                   SIX MONTHS ENDED    (COMMENCEMENT OF
                                                    JUNE 30, 1998     OPERATIONS) THROUGH
                                                     (UNAUDITED)       DECEMBER 31, 1997
                                                   ----------------   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    1.25%(a)               0.91%(a)
  Net Investment Income                                       9.68%(a)               9.57%(a)
  Expenses without Reimbursement                              1.65%(a)               0.91%(a)
  Portfolio Turnover                                           137%(b)                182%(b)

------------------------
(a) Annualized.

(b) Not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Debt Portfolio (the "portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio commenced operations on March 7, 1997 and received a contribution of certain assets and liabilities, including securities, with a value of $113,127,989 on that date from the JPM Emerging Markets Debt Fund, Ltd. in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is high total return from a portfolio of fixed income securities of emerging markets issuers. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based on the most recent sale price, or, in the absence of recorded sales, at the closing bid price. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998
--------------------------------------------------------------------------------
      exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At June 30, 1998, the portfolio had open forward currency contracts as follows:

                                                                   U.S. DOLLAR   NET UNREALIZED
                                                                    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                 COST/PROCEEDS     6/30/98     (DEPRECIATION)
-------------------------------------------------  -------------   -----------   --------------
German Mark 100,000, expiring 8/5/98.............  $     55,596    $   55,522    $         (74)
German Mark 126,521, expiring 8/12/98............        70,367        70,275              (92)
Mexican Peso 1,424,924, expiring 9/22/98.........       160,230       159,620             (610)

SALES CONTRACTS
-------------------------------------------------
German Mark 100,000, expiring 8/5/98.............  $     55,497    $   55,522    $         (25)
German Mark 126,521, expring 8/12/98.............        71,417        70,275            1,142
Mexican Peso 1,424,924, expiring 9/22/98.........       164,789       159,620            5,169
                                                                                 --------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                                $       5,510
                                                                                 --------------
                                                                                 --------------

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998
--------------------------------------------------------------------------------
      of the exchange. Pursuant to the contract, the portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. At June 30, 1998, the portfolio had open future contracts as follows:

      SUMMARY OF OPEN CONTRACTS AT JUNE 30, 1998

                                                                    NET UNREALIZED   PRINCIPAL AMOUNT
                                                   CONTRACTS LONG    APPRECIATION      OF CONTRACTS
                                                   --------------   --------------   ----------------
Five - Year U.S. Treasury, expiring September
 1998............................................             26    $       1,531    $     2,850,344
                                                   --------------   --------------   ----------------
                                                   --------------   --------------   ----------------

   f) The portfolio may engage in swap transactions, specifically interest rate, currency, index and total return swaps. The portfolio will use these transactions to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. An interest rate swap is an agreement between two parties to exchange interest payments on a specified amount ("the notional amount") for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Risks associated with swap transactions include the ability of counterparties to meet the terms of their contracts, and the amount of the portfolio's potential gain or loss on swap transaction is not subject to any fixed limit.

   g) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

   h) The portfolio incurred organization expenses in the amount of $16,200. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the portfolio. The portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998
--------------------------------------------------------------------------------

   i) Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.70% of the portfolio's average daily net assets. For the six months ended June 30, 1998, this fee amounted to $45,508.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended June 30, 1998, the fee for these services amounted to $127.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the six months ended June 30, 1998, the fee for these services amounted to $1,910.

      In addition, Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 1.25% of the average daily net assets of the portfolio at least through April 30, 1999. For the six months ended June 30, 1998, Morgan has agreed to reimburse the portfolio $26,049 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $204 for the six months ended June 30, 1998.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds (formerly the JPM Pierpont Funds), the J.P. Morgan Institutional Funds (formerly the JPM Institutional Funds), the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $50.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended June 30, 1998 were as follows:

COST OF              PROCEEDS
  PURCHASES         FROM SALES
-----------------   -----------
$18,019,960.......  $19,426,684

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

J.P. MORGAN FUNDS

     PRIME MONEY MARKET FUND

     FEDERAL MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     CALIFORNIA MONEY MARKET FUND

     SHORT TERM BOND FUND

     BOND FUND

     GLOBAL STRATEGIC INCOME FUND

     EMERGING MARKETS DEBT FUND

     TAX EXEMPT BOND FUND

     NEW YORK TOTAL RETURN BOND FUND

     CALIFORNIA BOND FUND: SELECT SHARES

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     U.S. SMALL COMPANY OPPORTUNITIES FUND

     TAX AWARE U.S. EQUITY FUND: SELECT SHARES

     INTERNATIONAL EQUITY FUND

     EUROPEAN EQUITY FUND

     JAPAN EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     GLOBAL 50 FUND: SELECT SHARES


FOR MORE INFORMATION ON THE J.P. MORGAN FUNDS,
CALL J.P. MORGAN FUNDS SERVICES AT
(800) 521-5411.


J.P. MORGAN
EMERGING MARKETS
DEBT FUND

SEMI-ANNUAL REPORT
JUNE 30, 1998